FAIR VALUE MEASUREMENTS - Additional Information (Details) - Foresight Acquisition Corp [Member] - USD ($)		8 Months Ended	9 Months Ended
	Feb. 12, 2021	Sep. 30, 2021	Sep. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants exercise price	$ 1.05	$ 1.03	$ 1.03
Aggregate value of warrants	$ 200,000		$ 10,800,000
Transfers out of Level 3		$ 10,857,917